Financial Expenses, Net (Details) - Schedule of financial expenses, net - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial (income):
Change in fair value of warrants and capital note presented at fair value	$ (8,112,118)		$ (33,382)
Financial expenses:
Change in fair value of warrants and capital note presented at fair value		7,011,437
Interest and accretion back in connection with convertible loans	7,892,632	2,597,476	950,292
Foreign exchange loss, net	44,270	175,877	107,902
Other	124,312	29,815	17,546
Financial expenses (income), net	$ (50,904)	$ 9,814,605	$ 1,042,358